UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------

This Amendment (Check only one.):    |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Gilbert E. LeVasseur, Jr.
            -----------------------------------------------------
Address:    610 Newport Center Drive, Suite 450
            -----------------------------------------------------
            Newport Beach, CA 92660
            -----------------------------------------------------

            -----------------------------------------------------

Form 13F File Number:  28 - 12209
                            ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gilbert E. LeVasseur, Jr.
              ---------------------------------------------------
Title:        Individual
              ---------------------------------------------------
Phone:        (949) 729 - 1700
              ---------------------------------------------------

                               Newport Beach, California          May 9, 2007
-----------------------   ------------------------------------   ---------------
      [Signature]                     [City, State]                   [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28 -12208                       LeVasseur Capital Partners LLC
    ------------------------    ------------------------------------------
[Repeat as necessary.]




SEC 1685 (3-01) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                          ----------------------

Form 13F Information Table Entry Total:              0
                                          ----------------------

Form 13F Information Table Value Total:              0
                                          ----------------------
                                                (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE
    COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4              COLUMN 5       COLUMN 6     COLUMN 7            COLUMN 8
---------------- ---------------- ---------- ---------- ------------------------ ------------ ------------  ------------------------

                                               VALUE      SHRS OR   SH/   PUT/    INVESTMENT     OTHER          VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE     SHARED     NONE


The information contained in this table is subject to a request for confidential treatment of information and has been separately filed with the Commission.
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